UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: May 31
Date of reporting period: August 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INSTITUTIONAL TRUST

WESTERN ASSET INSTITUTIONAL MONEY MARKET FUND
AND WESTERN ASSET INSTITUTIONAL MUNICIPAL
MONEY MARKET FUND

FORM N-Q
AUGUST 31, 2009

Western Asset Institutional Money Market Fund

Schedule of Investments (unaudited)	August 31, 2009

Face
Amount	Security	Value
SHORT-TERM INVESTMENTS — 99.9%
Certificates of Deposit — 21.1%
	Bank of America N.A.:
$20,000,000	0.980% due 11/10/09	$20,000,000
25,000,000	0.600% due 1/14/10	25,000,000
4,500,000	1.220% due 2/8/10	4,511,724
	Bank of Montreal:
20,000,000	0.350% due 9/15/09	20,000,233
30,000,000	0.340% due 10/7/09	30,001,798
25,000,000	Bank of Nova Scotia, 1.100% due 12/30/09	25,004,135
25,000,000	Bank of Tokyo Mitsubishi, 0.500% due 2/18/10	25,000,000
35,000,000	Barclays Bank PLC, 0.710% due 2/5/10	35,000,000
	Credit Suisse NY:
20,000,000	1.925% due 4/23/10	20,000,000
25,000,000	0.491% due 7/29/10 (a)	25,000,000
	Deutsche Bank AG NY:
20,000,000	0.640% due 10/1/09 (a)	20,003,636
25,000,000	1.004% due 1/25/10 (a)	25,051,842
25,000,000	State Street Bank & Trust Co., 0.300% due 10/13/09	25,000,000
25,000,000	Svenska Handelsbanken AB, 0.400% due 11/9/09	25,002,871
20,750,000	Toronto Dominion Bank NY, 1.000% due 9/14/09	20,749,626
25,000,000	UBS AG Stamford Branch, 0.755% due 11/12/09	25,000,241
25,000,000	Westpac Banking Corp., 1.030% due 9/10/09	24,999,874
	Total Certificates of Deposit	395,325,980
Commercial Paper — 26.5%
25,000,000	ANZ National International Ltd., 0.512% due 5/14/10 (b)(c)	24,909,688
20,000,000	Australia & New Zealand, 0.401% due 1/28/10 (b)(c)	19,966,889
20,000,000	BNP Paribas Finance, 0.290% due 10/9/09 (b)	19,993,878
	BNZ International Funding Ltd.:
15,000,000	0.853% due 9/17/09 (b)(c)	14,994,333
15,000,000	0.260% due 10/14/09 (b)(c)	14,995,342
25,000,000	Caisse D'amortissement, 0.531% due 12/28/09 (b)	24,956,569
25,000,000	Canadian Imperial Bank of Commerce, 0.300% due 11/4/09 (b)	24,986,667
25,000,000	CBA (Delaware) Finance Inc., 0.285% due 11/6/09 (b)	24,986,938
	Commerzbank U.S. Finance:
25,000,000	0.400% due 9/3/09 (b)	24,999,444
25,000,000	0.451% due 12/23/09 (b)	24,964,688
29,775,000	Danske Corp., 0.300% due 9/16/09 (b)(c)	29,771,278
27,200,000	ING U.S. Funding LLC, 0.531% due 1/4/10 (b)	27,149,944
25,000,000	JPMorgan Chase Funding Inc., 0.280% due 11/4/09 (b)(c)	24,987,556
28,275,000	Nordea North America Inc., 0.200% due 9/23/09 (b)	28,271,544
	Societe Generale N.A.:
20,000,000	0.340% due 10/1/09 (b)	19,994,333
17,500,000	0.501% due 3/9/10 (b)	17,454,062
25,000,000	State Street Boston, 0.200% due 9/11/09 (b)	24,998,611
20,000,000	Svenska Handelsbanken NY, 0.511% due 12/15/09 (b)	19,970,250
20,000,000	UBS Finance Delaware LLC, 0.995% due 2/12/10 (b)	19,909,800
	Unicredit Delaware:
20,000,000	0.240% due 9/21/09 (b)(c)	19,997,333
25,000,000	0.621% due 12/21/09 (b)(c)	24,952,208
20,000,000	Westpac Banking Corp., 0.310% due 10/9/09 (b)(c)	19,993,456
	Total Commercial Paper	497,204,811
Corporate Bonds & Notes — 7.9%
7,500,000	Commonwealth Bank of Australia, 0.659% due 7/7/10 (a)(c)	7,509,065
40,252,000	General Electric Capital Corp., 0.749% due 12/15/09 (a)	40,272,525

See Notes to Schedules of Investments.

Western Asset Institutional Money Market Fund

Schedule of Investments (unaudited) (continued)	August 31, 2009

Face
Amount	Security	Value
Corporate Bonds & Notes — 7.9% (continued)
$50,000,000	Rabobank Nederland NV, 0.684% due 10/9/09 (a)(c)	$50,000,000
50,000,000	Royal Bank of Canada, 0.760% due 10/15/09 (a)(c)	50,000,000
	Total Corporate Bonds & Notes	147,781,590
Medium-Term Notes — 3.7%
30,000,000	Kreditanstalt Fur Wiederaufbau International Finance Inc., 0.554% due 1/21/10 (a)	30,000,000
40,000,000	US Bancorp, 1.046% due 6/4/10 (a)	40,115,422
	Total Medium-Term Notes	70,115,422
Supranationals/Sovereigns — 4.4%
25,000,000	Inter-American Development Bank, 0.401% due 2/19/10 (a)	25,000,000
40,000,000	International Bank for Reconstruction & Development, 0.441% due 2/1/10 (a)	40,000,000
18,600,000	Sweden (Kingdom of), 1.000% due 4/26/10	18,600,000
	Total Supranationals/Sovereigns	83,600,000
U.S. Government Agencies — 27.0%
	Federal Farm Credit Bank (FFCB):
	Bonds:
25,000,000	0.295% due 9/15/09 (a)	24,995,617
30,000,000	0.360% due 9/24/09 (a)	29,997,283
25,000,000	0.244% due 11/9/09 (a)	25,000,000
25,000,000	1.200% due 12/15/09 (a)	25,023,852
	Discount Notes:
25,000,000	0.733% due 10/5/09 (b)	24,982,764
10,000,000	3.093% due 10/16/09 (b)	9,962,500
20,000,000	0.786% due 1/5/10 (b)	19,945,400
15,000,000	0.939% due 2/12/10 (b)	14,936,450
40,000,000	Notes, 0.930% due 2/19/10 (a)	39,986,840
	Federal Home Loan Bank (FHLB), Discount Notes:
25,000,000	0.723% due 10/6/09 (b)	24,982,500
25,000,000	0.784% due 11/18/09 (b)	24,957,750
	Federal Home Loan Mortgage Corp. (FHLMC):
	Discount Notes:
20,000,000	0.693% due 9/14/09 (b)(d)	19,995,017
38,385,000	3.092% due 10/13/09 (b)(d)	38,250,652
	Notes:
30,000,000	0.405% due 7/14/10 (a)(d)	29,996,586
25,000,000	0.630% due 9/3/10 (a)(d)	24,992,446
	Federal National Mortgage Association (FNMA):
	Discount Notes:
25,000,000	0.703% due 9/14/09 (b)(d)	24,993,680
33,000,000	0.502% due 10/1/09 (b)(d)	32,986,250
20,000,000	0.703% due 11/6/09 (b)(d)	19,974,333
50,000,000	Notes, 0.380% due 9/3/09 (a)(d)	50,000,000
	Total U.S. Government Agencies	505,959,920
U.S. Treasury Bills — 8.0%
	U.S. Treasury Bills:
25,000,000	0.180% due 10/8/09 (b)	24,995,375
50,000,000	0.185% due 10/15/09 (b)	49,988,694
50,000,000	0.215% - 0.638% due 11/19/09 (b)	49,953,368
25,000,000	0.709% due 12/17/09 (b)	24,947,615
	Total U.S. Treasury Bills	149,885,052

See Notes to Schedules of Investments.

Western Asset Institutional Money Market Fund

Schedule of Investments (unaudited) (continued)	August 31, 2009

Face
Amount	Security	Value
Repurchase Agreement — 1.3%
$25,365,000	Deutsche Bank Securities Inc., tri-party repurchase agreement, dated 8/31/09,
	0.200% due 9/1/09; Proceeds at maturity - $25,365,141; (Fully
	collateralized by various U.S. government agency obligations, 0.000% to
	7.250% due 11/9/09 to 1/15/10; Market value - $25,873,165)	$25,365,000
	TOTAL INVESTMENTS — 99.9% (Cost — $1,875,237,775#)	1,875,237,775
	Other Assets in Excess of Liabilities — 0.1%	1,070,369

	TOTAL NET ASSETS — 100.0%	$1,876,308,144

(a)	Variable rate security. Interest rate disclosed is that which is in effect at August 31, 2009.
(b)	Rate shown represents yield-to-maturity.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(d)	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

Western Asset Institutional Municipal Money Market Fund

Schedule of Investments (unaudited)	August 31, 2009

Face
Amount	Security	Value
SHORT-TERM INVESTMENTS— 99.6%
Alabama — 1.0%
$20,000,000	Huntsville, AL, Health Care Authority, TECP, 0.300% due 11/17/09	$20,000,000
Arizona — 2.1%
14,000,000	Glendale, AZ, IDA, TECP, LOC-Wells Fargo Bank N.A., 0.400% due 11/3/09	14,000,000
20,085,000	Tempe, AZ, Transportation Excise Tax Revenue, SPA-Royal Bank of Canada,
	0.300%, 9/2/09 (a)	20,085,000
6,320,000	Yavapai County, AZ, Highway Construction Advancement Revenue, LOC-
	Landesbank Hessen-Thuringen, 0.480%, 9/3/09 (a)	6,320,000
	Total Arizona	40,405,000
Arkansas — 0.1%
1,700,000	Boone County, AR, Hospital Revenue, North Arkansas Regional Medical
	Center Project, LOC-Bank of America N.A., 0.330%, 9/3/09 (a)	1,700,000
California — 6.3%
	ABAG Finance Authority for Nonprofit Corp., CA, Revenue:
7,900,000	Katherine Delmar Burke School, LOC-Allied Irish Banks PLC, 0.550%, 9/3/09 (a)	7,900,000
19,500,000	La Jolla Country Day School, LOC-Allied Irish Bank PLC, 0.550%, 9/3/09 (a)	19,500,000
	California Infrastructure & Economic Development Bank Revenue:
	California Academy of Sciences:
1,000,000	LOC-Allied Irish Bank PLC, 0.100%, 9/1/09 (a)	1,000,000
2,900,000	LOC-U.S. Bank N.A., 0.100%, 9/1/09 (a)	2,900,000
2,400,000	Los Angeles County Museum, LOC-Bank of New York, 0.100%, 9/1/09 (a)	2,400,000
2,300,000	Orange County Performing Arts Center, LOC-Allied Irish Bank PLC,
	0.450%, 9/3/09 (a)	2,300,000
4,400,000	Rand Corp., LOC-Bank of America N.A., 0.100%, 9/1/09 (a)	4,400,000
400,000	California PCFA, PCR, Pacific Gas & Electric, LOC-JPMorgan Chase,
	0.150%, 9/1/09 (a)	400,000
2,700,000	California State Department of Water Resources, LOC-Lloyds TSB Bank
	PLC, 0.130%, 9/1/09 (a)	2,700,000
	California Statewide CDA Revenue:
8,100,000	Azusa Pacific University Project, LOC-Allied Irish Bank PLC, 0.390%, 9/3/09 (a)	8,100,000
4,800,000	Concordia University Project, LOC-U.S. Bank, 0.200%, 9/1/09 (a)	4,800,000
5,600,000	Sweep Loan Program, LOC-Citibank N.A., 0.250%, 9/2/09 (a)	5,600,000
	East Bay, CA, MUD Water Systems Revenue, TECP:
12,500,000	0.300% due 9/1/09	12,500,000
10,000,000	0.650% due 9/10/09	10,000,000
1,000,000	Irvine, CA, Improvement Bond Act 1915, Revenue, Limited Obligation,
	Assessment District 04-20, LOC-KBC Bank NV, 0.100%, 9/1/09 (a)	1,000,000
	Los Angeles, CA:
500,000	Department of Water & Power, SPA-Banco Bilboa Vizcaya, 0.100%, 9/1/09 (a)	500,000
600,000	Regional Airports Improvement Corp. Lease Revenue, Sublease Los
	Angeles International LAX 2, LOC-Societe Generale, 0.170%, 9/1/09 (a)	600,000
	Metropolitan Water District of Southern California:
10,000,000	0.440%, 9/3/09 (a)	10,000,000
3,100,000	SPA-Banco Bilbao Vizcaya, 0.180%, 9/2/09 (a)	3,100,000
8,800,000	SPA-Lloyds TSB Bank PLC, 0.080%, 9/1/09 (a)	8,800,000
900,000	MSR Public Power Agency, San Juan Project Revenue, LOC-Dexia Credit
	Local, 0.120%, 9/1/09 (a)	900,000

See Notes to Schedules of Investments.

Western Asset Institutional Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	August 31, 2009

Face
Amount	Security	Value
California — 6.3% (continued)
$70,000	Oakland, CA, Joint Powers Financing Authority Revenue,
	Fruitvale Transit Village, LOC-Citibank N.A., 0.250%, 9/2/09 (a)	$70,000
1,000,000	Pittsburg, CA, Public Financing Authority Water Revenue,
	LOC-Allied Irish Bank PLC, 0.450%, 9/3/09 (a)	1,000,000
1,500,000	Turlock, CA, COP, Capital Improvement & Refunding Project,
	LOC-Societe Generale, 0.100%, 9/1/09 (a)	1,500,000
9,370,000	West Basin, CA, Municipal Water District Revenue COP,
	SPA-Dexia Credit Local, 0.350%, 9/2/09 (a)	9,370,000
	Total California	121,340,000
Colorado — 2.1%
2,935,000	Arapahoe County, CO, Exelsior Youth Centers Inc., LOC-US Bank, 0.370%, 9/3/09 (a)	2,935,000
9,100,000	Aurora, CO, Hospital Revenue, Childrens Hospital Assignment Project,
	LOC-Allied Irish Bank PLC, 0.450%, 9/3/09 (a)	9,100,000
	Colorado Educational & Cultural Facilities Authority Revenue:
5,095,000	Cole Valley Christian Schools, LOC-U.S. Bank N.A., 0.310%, 9/3/09 (a)	5,095,000
2,220,000	YMCA Rockies Project, LOC-Bank of America N.A., 0.140%, 9/1/09 (a)	2,220,000
	Colorado Health Facilities Authority Revenue, Catholic Health Initiatives:
2,585,000	SPA-Landesbank Hessen-Thuringen, 0.250%, 9/2/09 (a)	2,585,000
2,900,000	SPA -Landesbank Baden-Wurttemberg, 0.260%, 9/2/09 (a)	2,900,000
5,800,000	Colorado Springs, CO, Utilities Revenue, Subordinated Lien Improvement,
	SPA -Dexia Credit Local, 0.500%, 9/3/09 (a)	5,800,000
8,500,000	Denver, CO, Urban Renewal Authority Tax Increment Revenue, Stapleton,
	LOC-U.S. Bank N.A., 0.300%, 9/3/09 (a)	8,500,000
1,080,000	La Plata County, CO, PCR, BP Amoco Project, 0.700%, 9/1/09 (a)	1,080,000
	Total Colorado	40,215,000
Connecticut — 2.0%
21,600,000	Capital City, EDA, Parking & Energy Fee Revenue, SPA-Bank of America,
	0.380%, 9/2/09 (a)	21,600,000
	Connecticut State:
2,000,000	GO, SPA-Landesbank Hessen-Thuringen, 0.300%, 9/3/09 (a)	2,000,000
1,800,000	HEFA Revenue, Wesleyan University, SPA-Bank of America N.A.,
	0.120%, 9/1/09 (a)	1,800,000
	New Haven, CT:
7,000,000	GO, BAN, 2.000% due 2/15/10	7,031,464
5,402,000	TECP, LOC-Landesbank Hessen-Thuringen, 0.300% due 9/14/09	5,402,000
	Total Connecticut	37,833,464
Delaware — 0.5%
5,430,000	Delaware State Health Facilities Authority Revenue,
	Beebe Medical Center Project, LOC-PNC Bank, 0.290%, 9/3/09 (a)	5,430,000
4,670,000	University of Delaware Revenue, SPA-Landesbank Hessen-Thuringen,
	0.150%, 9/1/09 (a)	4,670,000
	Total Delaware	10,100,000
District of Columbia — 2.7%
	District of Columbia:
	GO:
8,160,000	LOC-Allied Irish Banks PLC, 0.450%, 9/3/09 (a)	8,160,000
900,000	LOC-Dexia Credit Local, 0.550%, 9/3/09 (a)	900,000
	Revenue:
7,870,000	American Sociological Association, LOC-PNC Bank N.A., 0.290%, 9/3/09 (a)	7,870,000

See Notes to Schedules of Investments.

Western Asset Institutional Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	August 31, 2009

Face
Amount	Security	Value
District of Columbia — 2.7% (continued)
$14,000,000	Henry J. Kaiser Foundation, SPA-JPMorgan Chase, 0.390%, 9/3/09 (a)	$14,000,000
11,750,000	Hospital for Sick Children, LOC-SunTrust Bank, 1.400%, 9/2/09 (a)	11,750,000
2,100,000	The Pew Charitable Trusts, LOC-PNC Bank N.A., 0.250%, 9/3/09 (a)	2,100,000
7,685,000	Vestry Rock Creek Parish, LOC-PNC Bank N.A., 0.290%, 9/3/09 (a)	7,685,000
	Total District of Columbia	52,465,000
Florida — 8.3%
17,000,000	Broward County, FL, School Board, COP, FSA, SPA-Dexia Credit Local,
	0.400%, 9/3/09 (a)	17,000,000
7,965,000	Collier County, FL, IDA, Health Care Facilities Revenue,
	NCH Healthcare Systems Inc., LOC-Fifth Third Bank, 1.850%, 9/4/09 (a)	7,965,000
7,160,000	Florida State Board of Education, GO, 5.000% due 1/1/10	7,265,705
24,510,000	Hillsborough County, FL, School Board COP, Master Lease, NATL,
	LOC-Wachovia Bank N.A., 0.200%, 9/1/09 (a)	24,510,000
	Jacksonville, FL, Health Facilities Authority, Hospital Revenue, Baptist Medical
	Center Project:
3,065,000	0.200%, 9/1/09 (a)	3,065,000
1,600,000	LOC-Bank of America N.A., 0.200%, 9/1/09 (a)	1,600,000
5,750,000	JEA District, FL, Water & Sewer System Revenue,
	SPA-Banco Bilbao Vizcaya, 0.270%, 9/2/09 (a)	5,750,000
	Miami-Dade County, FL:
175,000	Health Facilities Authority Hospital Revenue,
	Miami Children's Hospital Project, NATL, LOC-Wachovia Bank N.A., 0.350%, 9/2/09 (a)	175,000
3,345,000	IDA, Gulliver School Project, LOC-Bank of America, 0.350%, 9/3/09 (a)	3,345,000
8,000,000	TECP, LOC-BNP Paribas/Dexia Credit Local, 0.950% due 9/21/09	8,000,000
	Orange County, FL:
5,000,000	Health Facilities Authority Revenue, Hospitals, Orlando Regional Healthcare,
	FSA, SPA-Dexia Credit Local, 0.400%, 9/1/09 (a)	5,000,000
1,900,000	School Board, COP, LOC-Wachovia Bank N.A., 0.200%, 9/1/09 (a)	1,900,000
43,030,000	Orlando & Orange County, FL, Expressway Authority, FSA, 0.670%, 9/3/09 (a)	43,030,000
8,800,000	Sarasota County, FL, Public Hospital District Revenue, Sarasota Memorial Hospital,
	LOC-Northern Trust Co., 0.150%, 9/1/09 (a)	8,800,000
12,900,000	Tohopekaliga, FL, Water Authority Utility System Revenue,
	LOC-Landesbank Hessen-Thuringen, 0.280%, 9/3/09 (a)	12,900,000
10,000,000	UCF Health Facilities Corp., FL, Capital Improvement Revenue, UCF Health Sciences Campus,
	LOC-Fifth Third Bank, 1.850%, 9/4/09 (a)	10,000,000
	Total Florida	160,305,705
Georgia — 1.0%
3,700,000	Georgia State, GO, Finance & Investment Commission, SPA-Dexia Credit Local,
	0.350%, 9/3/09 (a)	3,700,000
1,470,000	Macon-Bibb County, GA, IDR, I-75 Business Park & Airport Project,
	LOC-Wachovia Bank, 0.480%, 9/3/09 (a)	1,470,000
4,000,000	Thomasville, GA, Hosptial Authority Revenue, Anticipation CTFS,
	John D Archbold Memorial Hospital, LOC-Branch Banking & Trust, 0.330%, 9/3/09 (a)	4,000,000
10,900,000	Ware County, GA, Hospital Authority, Revenue Anticipation CTFS, Baptist
	Village Project, LOC-SunTrust Bank, 1.400%, 9/2/09 (a)	10,900,000
	Total Georgia	20,070,000
Illinois — 10.1%
	Chicago, IL:
	GO:
31,200,000	Board of Education, FSA, SPA-Dexia Credit Local, 0.500%, 9/3/09 (a)	31,200,000

See Notes to Schedules of Investments.

Western Asset Institutional Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	August 31, 2009

Face
Amount	Security	Value
Illinois — 10.1% (continued)
$10,000,000	SPA-JPMorgan Chase, 0.120%, 9/1/09 (a)	$10,000,000
22,000,000	Sales Tax Revenue, SPA-JPMorgan Chase, 0.120%, 9/1/09 (a)	22,000,000
35,100,000	Tax Increment Revenue, Tax Allocation Bonds, Near North
	Redevelopment Project, Senior Lien, LOC-Bank of New York,
	0.420%, 9/2/09 (a)	35,100,000
12,000,000	Wastewater Transmission Revenue, LOC-Bank of America N.A.,
	0.180%, 9/1/09 (a)	12,000,000
3,000,000	Cook County, IL, Catholic Theological University Project,
	LOC-Harris Trust and Savings Bank, 0.460%, 9/2/09 (a)	3,000,000
4,715,000	Elgin, IL, Educational Facilities Revenue, Harvest Christian Academy,
	LOC-Fifth Third Bank, 2.050%, 9/3/09 (a)	4,715,000
4,900,000	Illinois Development Finance Authority Revenue, Evanston Northwestern
	Healthcare, SPA-JPMorgan Chase, 0.130%, 9/1/09 (a)	4,900,000
4,500,000	Illinois DFA, Glenwood School for Boys, LOC-Harris Bank, 0.440%, 9/2/09 (a)	4,500,000
	Illinois Finance Authority Revenue:
15,000,000	Central Dupage Health, SPA-JPMorgan Chase, 0.190%, 9/1/09 (a)	15,000,000
4,500,000	Central Dupage, LIQ-JPMorgan Chase, 0.130%, 9/1/09 (a)	4,500,000
7,500,000	Educational Facility de Salle Project, LOC-Fifth Third Bank, 1.850%, 9/4/09 (a)	7,500,000
1,500,000	GO, Latin School Project, LOC-JPMorgan Chase, 0.320%, 9/3/09 (a)	1,500,000
3,900,000	Illinois College, LOC-U.S. Bank, 0.300%, 9/3/09 (a)	3,900,000
	Illinois Health Facilities Authority Revenue:
2,200,000	Pekin Memorial Hospital, LOC-Fifth Third Bank, 0.490%, 9/3/09 (a)	2,200,000
12,700,000	Pekin Memorial Hospital and Healthcare Centers, LOC-Fifth Third Bank,
	0.490%, 9/3/09 (a)	12,700,000
1,400,000	Illinois State Toll Highway Authority, Toll Highway Revenue,
	SPA-Dexia Credit Local, 0.330%, 9/3/09 (a)	1,400,000
7,700,000	Morton Grove, IL, Cultural Facilities Revenue, Illinois Holocaust Museum & Education,
	LOC-LaSalle Bank N.A., 0.300%, 9/3/09 (a)	7,700,000
2,700,000	Quincy, IL, Revenue, Blessing Hospital, LOC-JPMorgan Chase, 0.100%, 9/1/09 (a)	2,700,000
7,360,000	Saint Xavier University Project, LOC-LaSalle Bank N.A., 0.550%, 9/3/09 (a)	7,360,000
	Total Illinois	193,875,000
Indiana — 2.4%
7,600,000	Indiana Finance Authority Hospital Revenue, Clarian Health Partners Inc.,
	LOC-Branch Banking & Trust, 0.340%, 9/2/09 (a)	7,600,000
	Indiana Health Facilities Financing Authority, Hospital Revenue:
6,000,000	Deaconess Hospital Inc., LOC-Fifth Third Bank, 1.850%, 9/2/09 (a)	6,000,000
5,000,000	Deaconess Hospital Obligation, LOC-Fifth Third Bank, 1.850%, 9/4/09 (a)	5,000,000
8,925,000	Indiana State Development Finance Authority Revenue, Educational Facilities,
	Christel House Inc. Project, LOC-Fifth Third Bank, 1.850%, 9/4/09 (a)	8,925,000
	Indiana State Finance Authority Revenue:
6,000,000	Educational Facilities, University of Indianapolis, LOC-Fifth Third Bank,
	1.530%, 9/3/09 (a)	6,000,000
12,000,000	Marquette Project, LOC-Branch Banking & Trust, 0.350%, 9/3/09 (a)	12,000,000
400,000	Lawrenceburg, IN, PCR, Indiana Michigan Power Co., Project, LOC-Royal
	Bank of Scotland, 0.300%, 9/3/09 (a)	400,000
	Total Indiana	45,925,000
Iowa — 0.4%
8,500,000	Iowa Higher Education Loan Authority Revenue, Private College Facility,
	Loras, LOC-LaSalle Bank N.A., 0.150%, 9/1/09 (a)	8,500,000

See Notes to Schedules of Investments.

Western Asset Institutional Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	August 31, 2009

Face
Amount	Security	Value
Kentucky — 1.6%
$200,000	Berea, KY, Educational Facilities Revenue, Berea College Project, 0.200%, 9/1/09 (a)	$200,000
7,000,000	Boyle County, KY, Hospital Revenue, Ephraim McDowell Health Project,
	LOC-Fifth Third Bank, 0.330%, 9/3/09 (a)	7,000,000
8,800,000	Louisville & Jefferson County, KY, Metropolitan Government, GO, BAN,
	2.500% due 12/1/09	8,830,375
9,190,000	Richmond, KY, League of Cities Funding Trust, Lease Program Revenue,
	LOC-U.S. Bank, 0.190%, 9/4/09 (a)	9,190,000
4,940,000	Williamstown, KY, League of Cities Funding Trust Lease Revenue,
	LOC-U.S. Bank N.A., 0.190%, 9/4/09 (a)	4,940,000
	Total Kentucky	30,160,375
Maine — 0.5%
8,885,000	Maine Health & Higher EFA Revenue, LOC-KBC Bank, 0.400%, 9/3/09 (a)	8,885,000
Maryland — 2.1%
3,400,000	Maryland Industrial Development Financing Authority, LOC-Branch Banking & Trust,
	0.330%, 9/3/09 (a)	3,400,000
	Maryland State Health & Higher EFA Revenue:
16,000,000	Frederick Memorial Hospital, LOC-Branch Banking & Trust, 0.340%, 9/2/09 (a)	16,000,000
3,000,000	French International School, LOC-SunTrust Bank, 1.400%, 9/2/09 (a)	3,000,000
3,800,000	Maryland State Stadium Authority Sports Facilities Lease, Revenue,
	Refunding, Football Stadium, SPA-Dexia Credit Local, 0.400%, 9/3/09 (a)	3,800,000
4,000,000	Maryland State Transportation Authority, Grant & Revenue Anticipation,
	5.000% due 3/1/10	4,086,818
5,300,000	Montgomery County, MD, Housing Opportunities Commission, Multi-Family Revenue,
	Housing Development, GNMA, FNMA, FHLMC, FHA,
	SPA-PNC Bank, 0.290%, 9/3/09 (a)	5,300,000
5,560,000	University of Maryland, University Revenues, 0.550% due 6/1/10 (b)	5,560,000
	Total Maryland	41,146,818
Massachusetts — 3.7%
11,000,000	Malden, MA, GO, BAN, 1.750% due 4/30/10	11,083,016
	Massachusetts Bay Transportation Authority, TECP:
4,400,000	BAN, LOC-Fortis Bank, 0.500% due 11/10/09	4,400,000
15,000,000	LOC-Fortis Bank, 0.400% due 2/9/10	15,000,000
6,000,000	Massachusetts School Building Authority, TECP, LOC-Bank of Nova Scotia,
	0.300% due 10/1/09	6,000,000
	Massachusetts State DFA Revenue:
700,000	Phillips Academy, SPA-Bank of New York, 0.250%, 9/3/09 (a)	700,000
798,000	Smith College, 0.140%, 9/3/09 (a)	798,000
2,500,000	Wentworth Institute of Technology, LOC-JPMorgan Chase, 0.290%, 9/3/09 (a)	2,500,000
	Massachusetts State HEFA Revenue:
2,100,000	Harvard University, 0.100%, 9/1/09 (a)	2,100,000
3,600,000	Museum of Fine Arts, SPA-Bank of America N.A., 0.120%, 9/1/09 (a)	3,600,000
5,300,000	Partners Healthcare Systems, 0.100%, 9/1/09 (a)	5,300,000
9,000,000	Tufts University, SPA-JPMorgan Chase, 0.120%, 9/1/09 (a)	9,000,000
	Williams College:
1,200,000	0.180%, 9/2/09 (a)	1,200,000
1,966,000	0.140%, 9/3/09 (a)	1,966,000
1,000,000	Massachusetts State Water Resources Authority, Multi-Modal, Subordinated,
	Refunding, LOC-Landesbank Hessen-Thuringen, 0.140%, 9/1/09 (a)	1,000,000
	Massachusetts State, GO:
	Central Artery:
400,000	SPA-Landesbank Baden-Wuerttemburg, 0.140%, 9/1/09 (a)	400,000

See Notes to Schedules of Investments.

Western Asset Institutional Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	August 31, 2009

Face
Amount	Security	Value
Massachusetts — 3.7% (continued)
$300,000	SPA-State Street Bank & Trust Co., 0.110%, 9/1/09 (a)	$300,000
	Consolidated Loan:
100,000	SPA-Bank of America, 0.150%, 9/1/09 (a)	100,000
400,000	SPA-Dexia Credit Local, 0.170%, 9/1/09 (a)	400,000
6,100,000	Refunding, SPA-Landesbank Hessen-Thuringen, 0.260%, 9/3/09 (a)	6,100,000
	Total Massachusetts	71,947,016
Minnesota — 0.2%
4,100,000	Rochester, MN, Health Care Facilities Revenue, Mayo Clinic,
	SPA-Northern Trust Co., 0.200%, 9/2/09 (a)	4,100,000
Missouri — 2.2%
3,400,000	Missouri Development Finance Board, MO, Kauffman Center,
	SPA-Bank of America, 0.130%, 9/1/09 (a)	3,400,000
	Missouri State HEFA:
100,000	Educational Facilities Revenue, Washington University,
	SPA-JPMorgan Chase, 0.150%, 9/1/09 (a)	100,000
11,645,000	Health Facilities Revenue, SSM Health Care, FSA,
	SPA-UBS AG, 0.330%, 9/1/09 (a)	11,645,000
10,362,000	Parkside Meadows Inc. Project, LOC-Fifth Third Bank, 1.850%, 9/4/09 (a)	10,362,000
2,300,000	Revenue, Washington University, SPA-Dexia Credit Local, 0.160%, 9/1/09 (a)	2,300,000
15,000,000	TECP, LOC-Bank of Nova Scotia, 0.400% due 11/17/09	15,000,000
	Total Missouri	42,807,000
Nebraska — 0.4%
7,700,000	Nebraska Educational Finance Authority Revenue, Creighton University Projects,
	LOC-JPMorgan Chase, 0.130%, 9/1/09 (a)	7,700,000
Nevada — 0.6%
11,400,000	Carson City, NV, Hospital Revenue, Tahoe Hospital Project,
	LOC-U.S. Bank, 0.280%, 9/3/09 (a)	11,400,000
975,000	Las Vegas Valley, NV, Water District, GO, Water Improvement,
	SPA-Dexia Credit Local, 0.300%, 9/1/09 (a)	975,000
	Total Nevada	12,375,000
New Hampshire — 0.8%
15,285,000	New Hampshire HEFA Revenue, Frisbie Memorial Hospital,
	LOC-Bank of America, 0.270%, 9/3/09 (a)	15,285,000
New Jersey — 0.2%
3,700,000	Mercer County, NJ, GO, BAN, 2.250% due 1/14/10	3,718,718
New Mexico — 0.1%
1,900,000	New Mexico Finance Authority, State Transportation Revenue,
	LOC-UBS AG, 0.170%, 9/3/09 (a)	1,900,000
New York — 3.2%
10,000,000	MTA, NY, Revenue, TECP, LOC-ABN AMRO Bank N.V., 0.320% due 9/3/09	10,000,000
	New York City, NY:
	GO:
300,000	LOC-Morgan Guaranty Trust, 0.110%, 9/1/09 (a)	300,000
3,300,000	LOC-Royal Bank of Scotland, 0.240%, 9/3/09 (a)	3,300,000
1,300,000	SPA-Landesbank Hessen-Thuringen, 0.120%, 9/1/09 (a)	1,300,000
	MFA Water & Sewer System Revenue, Second General Resolution:
10,600,000	Fiscal 2008, SPA-Fortis Bank SA, 0.120%, 9/1/09 (a)	10,600,000
3,400,000	SPA -Dexia Credit Local, 0.350%, 9/1/09 (a)	3,400,000
	Municipal Water Finance Authority:

See Notes to Schedules of Investments.

Western Asset Institutional Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	August 31, 2009

Face
Amount	Security	Value
New York — 3.2% (continued)
$5,200,000	SPA-Dexia Credit Local, 0.520%, 9/3/09 (a)	$5,200,000
500,000	Water & Sewer System Revenue, SPA-Landesbank Hessen-Thuringen,
	0.160%, 9/1/09 (a)	500,000
1,400,000	Trust for Cultural Resources Revenue, Lincoln Center for the Performing Arts Inc.,
	LOC-Bank of America N.A., 0.120%, 9/1/09 (a)	1,400,000
12,410,000	New York, NY, GO, Subordinated, LOC-Dexia Credit Local, 0.350%, 9/2/09 (a)	12,410,000
5,000,000	Niagara Falls, NY, Bridge Commission Toll Revenue, SPA-Dexia Credit Local,
	0.500%, 9/2/09 (a)	5,000,000
6,435,000	State of New York, LOC-Dexia Credit Local, 0.550% due 9/22/09 (b)	6,435,000
800,000	Triborough Bridge & Tunnel Authority, NY, Revenue, SPA-Dexia Credit Local,
	0.450%, 9/2/09 (a)	800,000
	Total New York	60,645,000
North Carolina — 4.7%
8,000,000	Board of Governors University, NC, TECP, 0.400% due 10/8/09	8,000,000
3,080,000	Charlotte, NC, COP, Governmental Facilities, SPA-Bank of America N.A.,
	0.320%, 9/3/09 (a)	3,080,000
	City of Charlotte, NC, TECP, LOC-Wachovia Bank N.A.:
5,950,000	0.350% due 9/24/09	5,950,000
5,056,000	0.450% due 9/24/09	5,056,000
	Mecklenburg County, NC, COP:
3,040,000	SPA-Depfa Bank PLC, 0.310%, 9/3/09 (a)	3,040,000
16,840,000	SPA-Landesbank Hessen-Thuringen, 0.200%, 9/1/09 (a)	16,840,000
	North Carolina Capital Facilities Finance Agency:
1,540,000	Educational Facilities Revenue, Pfeiffer University, LOC-Bank of America,
	0.330%, 9/3/09 (a)	1,540,000
2,825,000	Lees-McRae College, LOC-Branch Banking & Trust Corp., 0.480%, 9/3/09 (a)	2,825,000
	North Carolina Medical Care Commission:
	Health Care Facilities Revenue:
1,995,000	Blue Ridge Healthcare Systems Inc., LOC-Wachovia Bank N.A.,
	0.200%, 9/1/09 (a)	1,995,000
10,185,000	Carol Woods Project, Radian, LOC-Branch Banking & Trust,
	0.200%, 9/1/09 (a)	10,185,000
5,000,000	First Mortgage Deerfield , LOC-Branch Banking & Trust, 0.330%, 9/3/09(a)	5,000,000
2,500,000	Southeastern Regional Medical Center, LOC-BB&T Corp., 0.330%, 9/3/09(a)	2,500,000
3,175,000	St. Josephs Health System Inc., SPA-BB&T Corp, 0.330%, 9/3/09 (a)	3,175,000
10,000,000	Raleigh, NC, COP, Downtown Improvement Project, SPA-Depfa Bank PLC,
	2.500% due 1/20/10 (b)	10,070,307
4,170,000	University of North Carolina, University Revenues, 5.000% due 12/1/09	4,217,084
6,550,000	Winston Salem, NC, COP, SPA-Dexia Credit Local, 0.330%, 9/3/09 (a)	6,550,000
	Total North Carolina	90,023,391
Ohio — 3.5%
4,045,000	Akron, Bath, and Copley, OH, Joint Township Hospital District,
	Health Care Facilities Sumner Project, LOC-KBC Bank N.V., 0.400%, 9/3/09 (a)	4,045,000
6,825,000	Alliance, OH, Hospital Revenue, Alliance Obligated Group,
	Radian, LOC-JPMorgan Chase, 0.150%, 9/1/09 (a)	6,825,000
9,500,000	Clinton County, OH, Hospital Revenue, Facilities Improvement Clinton Memorial,
	LOC-Fifth Third Bank, 1.850%, 9/4/09 (a)	9,500,000
2,000,000	Kent State University, OH, University Revenues, LOC-JPMorgan Chase,
	0.120%, 9/1/09 (a)	2,000,000
9,000,000	Montgomery County, OH, Revenue Bonds, TECP, LOC-Dexia Credit Local,
	1.000% due 9/2/09	9,000,000

See Notes to Schedules of Investments.

Western Asset Institutional Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	August 31, 2009

Face
Amount	Security	Value
Ohio — 3.5% (continued)
$5,735,000	Ohio State Air Quality Development Authority Revenue, Timken Co. Project,
	LOC-Fifth Third Bank, 1.500%, 9/2/09 (a)	$5,735,000
3,100,000	Ohio State University, General Receipts, 0.200%, 9/2/09 (a)	3,100,000
12,150,000	Ohio State Water Development Authority, Pollution Control Facilities-Revenue,
	Refunding, Firstenergy Project, LOC-Barclays Bank PLC,
	0.250%, 9/2/09 (a)	12,150,000
530,000	Pooled Financing Program, LOC-Fifth Third Bank, 1.500%, 9/3/09 (a)	530,000
3,750,000	Vandalia Butler, OH, City School District, Montgomery County, GO, BAN,
	School Improvement, 1.500% due 3/1/10	3,763,855
10,535,000	Washington County, OH, Hospital Revenue, Marietta Area Health Care Inc.,
	FSA, SPA-Bank One N.A., 1.700%, 9/4/09 (a)	10,535,000
	Total Ohio	67,183,855
Oklahoma — 2.2%
15,830,000	Oklahoma Development Finance Authority Revenue, Inverness Village Project,
	LOC-KBC Bank, 0.310%, 9/3/09 (a)	15,830,000
	Oklahoma State Turnpike Authority Revenue:
13,500,000	SPA-JPMorgan Chase, 0.130%, 9/1/09 (a)	13,500,000
12,650,000	SPA-Lloyds TSB Bank PLC, 0.250%, 9/3/09 (a)	12,650,000
	Total Oklahoma	41,980,000
Oregon — 2.9%
	Clackamas County, OR, Hospital Facility Authority, TECP:
10,000,000	0.400% due 11/9/09	10,000,000
10,000,000	0.450% due 12/1/09	10,000,000
	Oregon State Facilities Authority Revenue:
2,900,000	Episcopal School Projects, LOC-U.S. Bank, 0.290%, 9/3/09 (a)	2,900,000
10,000,000	Reed College Projects, SPA-Wells Fargo Bank N.A., 0.330%, 9/3/09 (a)	10,000,000
8,800,000	Oregon State GO, Veterans Welfare, SPA-Dexia Credit Local, 0.130%, 9/1/09 (a)	8,800,000
14,410,000	Salem, OR, Hospital Facilities Authority Revenue, Capital Manor Inc. Project,
	LOC-Bank of America, 0.390%, 9/3/09 (a)	14,410,000
	Total Oregon	56,110,000
Pennsylvania — 10.3%
7,525,000	Adams County, PA, IDA Revenue, LOC-PNC Bank N.A., 0.420%, 9/3/09 (a)	7,525,000
	Allegheny County, PA, IDA:
11,500,000	Health & Housing Facilities Revenue, Longwood at Oakmont Inc., LOC-
	Allied Irish Bank PLC, 0.220%, 9/1/09 (a)	11,500,000
4,250,000	Little Sisters of the Poor Project, LOC-PNC Bank N.A., 0.290%, 9/3/09 (a)	4,250,000
9,300,000	Revenue, Education Center Watson, LOC-PNC Bank N.A., 0.290%, 9/3/09 (a)	9,300,000
15,300,000	Beaver County, PA, IDA, PCR, Revenue, FirstEnergy, LOC-Barclays Bank PLC,
	0.300%, 9/2/09 (a)	15,300,000
2,000,000	Crawford County, PA, IDA College Revenue, Allegheny College,
	LOC-PNC Bank N.A., 0.290%, 9/3/09 (a)	2,000,000
7,410,000	Cumberland County, PA, Municipal Authority Revenue, Refunding,
	Asbury Obligated Group, LOC-KBC Bank N.V., 0.280%, 9/3/09 (a)	7,410,000
7,000,000	Doylestown, PA, Hospital Authority, Hospital Revenue, LOC-PNC Bank,
	0.250%, 9/3/09 (a)	7,000,000
10,675,000	Fayette County, PA, Hospital Authority, Fayette Regional Health System,
	LOC-PNC Bank N.A., 0.290%, 9/3/09 (a)	10,675,000
5,100,000	Geisinger Authority, PA, Health System Revenue, Geisinger Health System,
	SPA-PNC Bank N.A., 0.120%, 9/1/09 (a)	5,100,000
	Lancaster County, PA, Hospital Authority Revenue, Masonic Homes Project:
3,365,000	LOC-JPMorgan Chase, 0.200%, 9/1/09 (a)	3,365,000
5,300,000	LOC-Wachovia Bank N.A., 0.200%, 9/1/09 (a)	5,300,000

See Notes to Schedules of Investments.

Western Asset Institutional Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	August 31, 2009

Face
Amount	Security	Value
Pennsylvania — 10.3% (continued)
$4,565,000	Lancaster, PA, IDA Revenue, Hospice Lancaster County Project,
	LOC-PNC Bank N.A., 0.290%, 9/3/09 (a)	$4,565,000
	Manheim Township, PA, School District, GO, FSA, SPA-Royal Bank of
	Canada:
400,000	0.450%, 9/3/09 (a)	400,000
7,230,000	1.200%, 9/3/09 (a)	7,230,000
7,800,000	Montgomery County, PA, IDA Revenue, Lasalle College,
	LOC-PNC Bank N.A., 0.290%, 9/3/09 (a)	7,800,000
12,500,000	Pennsylvania Economic Development Financing Authority, TECP,
	LOC-Wachovia Bank N.A., 0.900% due 12/10/09 (b)	12,500,000
8,290,000	Pennsylvania Housing Finance Agency, Building Development,
	SPA-PNC Bank N.A., 0.290%, 9/3/09 (a)	8,290,000
1,625,000	Pennsylvania State Turnpike Commission, Registration Fee Revenue,
	Refunding, FSA, SPA-JPMorgan Chase, 0.450%, 9/3/09 (a)	1,625,000
	Philadelphia, PA:
	Authority for IDR:
9,350,000	Philadelphia Museum of Art, LOC-Wachovia Bank N.A., 0.120%, 9/1/09 (a)	9,350,000
6,000,000	Springside School, LOC-PNC Bank, 0.290%, 9/3/09 (a)	6,000,000
12,100,000	School District, GO, TAN, 2.500% due 6/30/10	12,276,896
3,000,000	Ridley, PA, School District, GO, LOC-TD Bank N.A., 0.300%, 9/3/09 (a)	3,000,000
21,940,000	State Public School Building Authority, Albert Gallatin Area Schools, FSA,
	SPA-PNC Bank, 0.450%, 9/3/09 (a)	21,940,000
10,000,000	University of Pittsburgh, PA, TECP, 0.500% due 9/2/09	10,000,000
3,710,000	West Cornwall Township Municipal Authority, PA, General Government Loan Program,
	FSA, SPA-Dexia Credit Local, 1.100%, 9/3/09 (a)	3,710,000
	Total Pennsylvania	197,411,896
Puerto Rico — 0.1%
	Commonwealth of Puerto Rico, GO:
700,000	FSA, SPA-Dexia Credit Local, 0.700%, 9/3/09 (a)	700,000
1,500,000	Public Improvements, FSA, SPA-Dexia Bank, 0.480%, 9/3/09 (a)	1,500,000
	Total Puerto Rico	2,200,000
South Carolina — 1.4%
2,925,000	Mount Pleasant, SC, Water and Sewer Revenue, SPA-Bank of America,
	0.350%, 9/2/09 (a)	2,925,000
9,200,000	North Charleston, SC, COP, Public Facilities Convention Project,
	LOC-Bank of America N.A., 0.350%, 9/2/09 (a)	9,200,000
9,000,000	South Carolina Association of Governmental Organizations, COP, 1.500% due 3/1/10 (c)	9,047,430
5,000,000	South Carolina, EFA, Private Non-Profit Institutions, Newberry College,
	LOC-Branch Banking & Trust, 0.330%, 9/3/09 (a)	5,000,000
	Total South Carolina	26,172,430
South Dakota — 0.2%
3,000,000	South Dakota Housing Development Authority, Homeownership Mortgage,
	SPA-Landesbank Hessen-Thuringen, 0.280%, 9/3/09 (a)	3,000,000
Tennessee — 4.4%
870,000	Chattanooga, TN, Health Educational & Housing Facility Board Revenue,
	Siskin Hospital for Physical Rehabilitation Inc., LOC-Bank of America
	N.A., 0.140%, 9/1/09 (a)	870,000
	Clarksville, TN:
28,890,000	Public Building Authority Revenue, Pooled Financing, Tennessee
	Municipal Bond Fund, LOC-Bank of America N.A., 0.140%, 9/1/09 (a)	28,890,000
7,650,000	Water Sewer & Gas Revenue, FSA, SPA-Dexia Credit Local, 0.700%, 9/2/09 (a)	7,650,000

See Notes to Schedules of Investments.

Western Asset Institutional Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	August 31, 2009

Face
Amount	Security	Value
Tennessee — 4.4% (continued)
$11,000,000	Jackson, TN, Health Educational & Housing Facility Board Revenue,
	Union University Project, LOC-SunTrust Bank, 1.400%, 9/2/09 (a)	$11,000,000
3,000,000	Knox County, TN, Health, Educational & Housing Facilities Board Hospital
	Facility Revenue, Catholic Healthcare, LOC-Landesbank Baden, 0.600%, 9/2/09 (a)	3,000,000
24,700,000	Memphis, TN, GO, BAN, 2.000% due 5/18/10	24,956,244
7,670,000	Montgomery County, TN, Public Building Authority, Pooled Financing Revenue,
	Tennessee County Loan Pool, LOC-Bank of America N.A.,
	0.140%, 9/1/09 (a)	7,670,000
	Total Tennessee	84,036,244
Texas — 8.4%
1,200,000	Austin, TX, Utility System Revenue, Water & Wastewater System Revenue,
	FSA, SPA-Landesbank Baden-Wurttemberg, 0.550%, 9/3/09 (a)	1,200,000
7,120,000	Carrollton-Farmers Branch, TX, ISD, GO, School Building, PSFG, 3.500% due 2/15/10	7,214,941
21,800,000	Gregg County, TX, Health Facilities Development Corp., Hospital Revenue,
	Good Shepherd Hospital Inc., Radian, LOC-JPMorgan Chase, 0.150%, 9/1/09 (a)	21,800,000
300,000	Gulf Coast Waste Disposal Authority, TX, PCR, Amoco Oil, 0.070%, 9/1/09 (a)	300,000
	Harris County, TX:
	Cultural Education Facilities Finance Corp.:
4,125,000	Special Facilities Revenue, Texas Medical Center, LOC-Compass
	Bank, 0.950%, 9/3/09 (a)	4,125,000
20,000,000	TECP, 0.550% due 1/28/10	20,000,000
20,000,000	Health Facilities Development Corp. Revenue, Methodist Hospital
	System, 0.120%, 9/1/09 (a)	20,000,000
	Health Facilities Development Corp., Hospital Revenue:
:	Baylor College of Medicine, AMBAC
9,900,000	LOC-Bank of America N.A., 0.130%, 9/1/09 (a)	9,900,000
48,650,000	LOC-Wachovia Bank N.A., 0.200%, 9/1/09 (a)	48,650,000
2,400,000	Memorial Hermann Healthcare Systems, FSA, SPA-Dexia Credit
	Local, 0.600%, 9/2/09 (a)	2,400,000
	Houston, TX:
8,500,000	Higher Education Finance Corp. Revenue, William Marsh Rice University Project,
	0.130%, 9/1/09 (a)	8,500,000
5,000,000	Higher Education Finance Corp., TECP, 0.480% due 12/8/09	5,000,000
2,400,000	Utility System Revenue, First Lien, LOC-Bank of America N.A., Bank of New York,
	Dexia Credit Local, State Street Bank & Trust Co., 0.330%, 9/3/09 (a)	2,400,000
10,000,000	University of Texas System Revenue, TECP, LOC-University of Texas,
	0.350% due 2/16/10	10,000,000
	Total Texas	161,489,941
Utah — 0.8%
	Central Utah Water Conservancy District:
6,855,000	GO, LIQ-Helaba, 0.400%, 9/2/09 (a)	6,855,000
6,000,000	Water Revenue, BAN, 2.000% due 7/22/10	6,042,204
3,375,000	Utah County, UT, Heritage Schools Project, LOC-U.S. Bank, 0.370%, 9/3/09 (a)	3,375,000
	Total Utah	16,272,204
Vermont — 0.5%
	Vermont Educational & Health Buildings Financing Agency Revenue:
1,595,000	Hospital, Northeastern Vermont, LOC-TD Banknorth N.A., 0.200%, 9/1/09(a)	1,595,000

See Notes to Schedules of Investments.

Western Asset Institutional Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	August 31, 2009

Face
Amount	Security	Value
Vermont — 0.5% (continued)
$8,000,000	Southwestern Vermont Medical Center, LOC-Banknorth N.A., 0.200%, 9/1/09 (a)	$8,000,000
	Total Vermont	9,595,000
Virginia — 1.2%
5,850,000	Chesapeake Bay, VA, Bridge & Tunnel District, Revenue, General Resolution,
	LOC-Branch Banking & Trust, 0.280%, 9/3/09 (a)	5,850,000
4,550,000	Lynchburg, VA, IDA Revenue, Centra Health Inc., NATL,
	LOC-Branch Banking & Trust, 0.280%, 9/3/09 (a)	4,550,000
	Virginia College Building Authority, VA, Educational Facilities Revenue,
	21st Century College, SPA-Wachovia Bank:
11,800,000	0.200%, 9/1/09 (a)	11,800,000
1,000,000	0.200%, 9/1/09 (a)	1,000,000
	Total Virginia	23,200,000
Washington — 2.4%
1,800,000	Bremerton, WA, Kitsap Regional Conference Center, LOC-Bank of America N.A.,
	0.350%, 9/3/09 (a)	1,800,000
2,600,000	Everett, WA, GO, LOC-Bank of America, 0.380%, 9/3/09 (a)	2,600,000
2,000,000	King County, WA, School District No. 405 Bellevue, GO, 5.000% due 12/1/09	2,021,729
	Washington State Housing Finance Commission:
4,000,000	MFH Revenue, Lake City Senior Apartments Project, FHLMC, LIQ-
	FHLMC, 0.280%, 9/2/09 (a)	4,000,000
	Non-Profit Revenue:
1,700,000	Overlake School Project, LOC-Wells Fargo Bank, 0.280%, 9/3/09 (a)	1,700,000
3,300,000	Seattle Art Museum Project, LOC-Allied Irish Bank PLC, 0.330%, 9/2/09 (a)	3,300,000
1,700,000	United Way of King County Project, LOC-Bank of America, 0.380%, 9/3/09 (a)	1,700,000

	Washington State:
14,110,000	GO, 3.000% due 2/1/10	14,260,439
	Higher EFA Revenue:
8,685,000	Seattle University Project, LOC-U.S. Bank N.A., 0.290%, 9/3/09 (a)	8,685,000
6,000,000	University of Puget Sound Project, LOC-Bank of America, 0.350%, 9/3/09 (a)	6,000,000
	Total Washington	46,067,168
Wisconsin — 2.0%
12,400,000	Wisconsin State HEFA Revenue, Froedtert & Community Health, LOC-U.S. Bank N.A.,
	0.190%, 9/1/09 (a)	12,400,000
	Wisconsin State, GO, TECP:
15,000,000	0.400% due 11/3/09	15,000,000
12,000,000	0.450% due 11/5/09	12,000,000
	Total Wisconsin	39,400,000
	TOTAL INVESTMENTS — 99.6% (Cost — $1,917,546,225#)	1,917,546,225
	Other Assets in Excess of Liabilities — 0.4%	7,487,101

	TOTAL NET ASSETS — 100.0%	$1,925,033,326

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. Date shown is the date of the next interest rate change.
(b)	Variable rate security. Interest rate disclosed is that which is in effect at August 31, 2009.
(c)	Security is issued on a when-issued basis.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

Western Asset Institutional Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	August 31, 2009

Abbreviations used in this schedule:
ABAG	- Association of Bay Area Governor
AMBAC	- American Municipal Bond Assurance Corporation - Insured Bonds
BAN	- Bond Anticipation Notes
CDA	- Community Development Authority
COP	- Certificate of Participation
CTFS	- Certificates
DFA	- Development Finance Agency
EDA	- Economic Development Authority
EFA	- Educational Facilities Authority
FHA	- Federal Housing Administration
FHLMC	- Federal Home Loan Mortgage Corporation
FNMA	- Federal National Mortgage Association
FSA	- Financial Security Assurance - Insured Bonds
GNMA	- Government National Mortgage Association
GO	- General Obligation
HEFA	- Health & Educational Facilities Authority
IDA	- Industrial Development Authority
IDR	- Industrial Development Revenue
ISD	- Independent School District
LIQ	- Liquidity Facility
LOC	- Letter of Credit
MFA	- Municipal Finance Authority
MFH	- Multi-Family Housing
MTA	- Metropolitan Transportation Authority
MUD	- Municipal Utilities District
NATL	- National Public Finance Guarantee Corporation - Insured Bonds
PCFA	- Pollution Control Finance Authority
PCR	- Pollution Control Revenue
PSFG	- Permanent School Fund Guaranty
Radian	- Radian Asset Assurance - Insured Bonds
SPA	- Standby Bond Purchase Agreement - Insured Bonds
TAN	- Tax Anticipation Notes
TECP	- Tax Exempt Commercial Paper

Summary of Investments by Sector **

Health Care	29.0%
Education	20.9
General Obligation	12.7
Transportation	7.7
Water & Sewer	6.6
Public Facilities	6.1
Miscellaneous	6.0
Industrial Revenue	3.2
Finance	2.6
Pollution Control	1.8
Tax Allocation	1.5
Housing: Multi-Family	0.6
Utilities	0.6
Housing: Single Family	0.6
Power	0.1

Total Investment	100.0%

** As a percentage of total investments. Please note that Fund holdings are as of August 31, 2009 and are subject to change.

See Notes to Schedules of Investments.

Western Asset Institutional Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	August 31, 2009

Ratings Table†

S&P/Moody's/Fitch‡
A-1, SP-1, VMIG1/F1/P-1	96.6%
AA/Aa	1.6
AAA/Aaa	1.3
NR	0.5
100.0%

†  As a percentage of total investments.

‡  S&P primary rating; Moody’s secondary, then Fitch.

See pages 17 and 18 for definitions of ratings.

See Notes to Schedules of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B, CCC, CC and C	—	Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—	Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.
Aa	—	Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.
A	—	Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa	—	Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore

Bond Ratings (unaudited)(continued)

not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B	—	Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B, CCC and CC	—	Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1	—	Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
A-1	—	Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
VMIG 1	—	Moody’s highest rating for issues having a demand feature— VRDO.
MIG1	—	Moody’s highest rating for short-term municipal obligations.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F1	—	Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Institutional Money Market Fund (“Institutional Money Market Fund”) and Western Asset Institutional Municipal Money Market Fund (“Institutional Municipal Money Market Fund”) (collectively, the “Funds”) are separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-under the “1940 Act”, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Funds’ use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 of the 1940 Act.

The Funds have adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used value the Funds’ investments, and requires additional disclosure about fair value. The hierarchy of inputs summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds use valuation techniques to measure fair value that are consistent with the market approach, income approach and/or cost approach, depending on the type of the security and the particular circumstance.

The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

Institutional Money Market Fund

Other
		Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total

Short-term investments†	—	$1,875,237,775	—	$1,875,237,775

† See Schedule of Investments for additional detailed categorizations.

Institutional Municipal Money Market Fund

Other
		Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total

Short-term investments†	—	$1,917,546,225	—	$1,917,546,225

† See Schedule of Investments for additional detailed categorizations.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds' policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily

Notes to Schedule of Investments (unaudited) (continued)

to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Derivative instruments and hedging activities

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosure about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

During the reporting period ended August 31, 2009, the Funds did not invest in Swaps, Options or Futures and do not have any intention to do so in the future.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concludedthat the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Institutional Trust

By: /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: October 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: October 26, 2009

By: /s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date: October 26, 2009